Risk management - Maturity of financial liabilities (Details) $ in Millions	Dec. 31, 2021 COP ($)
Disclosure of detailed information about financial risk management [Line Items]
Loans (payment of principal and interest)	$ 108,823,232
Trade and other payables	13,646,322
Total	122,469,554
2022.
Disclosure of detailed information about financial risk management [Line Items]
Loans (payment of principal and interest)	5,808,268
Trade and other payables	13,568,231
Total	19,376,499
From 1 to 5 years [member]
Disclosure of detailed information about financial risk management [Line Items]
Loans (payment of principal and interest)	46,594,900
Trade and other payables	78,091
Total	46,672,991
2027 and thereafter.
Disclosure of detailed information about financial risk management [Line Items]
Loans (payment of principal and interest)	24,851,089
Trade and other payables	0
Total	24,851,089
More than 10 years [member]
Disclosure of detailed information about financial risk management [Line Items]
Loans (payment of principal and interest)	31,568,975
Trade and other payables	0
Total	$ 31,568,975